LOANS: (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2011	Mar. 31, 2014	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2014	Mar. 31, 2012	Dec. 31, 2011
Loans [Line Items]
Loans received			$ 333
Amount received as part of the agreement	102
Loan from the BIRD foundation [Member]
Loans [Line Items]
Number of installments of loan repayment	1
2011 Convertible Loans [Member]
Loans [Line Items]
Aggregate principal amount				1,665					333	150
Interest rate (as a percent)				8.00%
Term of debt				3 years
Discount upon conversion to the applicable per share price (as a percent)				30.00%
Amended 2011 Convertible Loans [Member]
Loans [Line Items]
Interest rate (as a percent)					12.00%
Difference between the present value of the original loan and the present value of the modified loan (as a percent)					3.70%
2012 Convertible Loans [Member]
Loans [Line Items]
Aggregate principal amount						1,448	1,500
Interest rate (as a percent)						6.00%
Term of debt						4 years
Discount upon conversion to the applicable per share price (as a percent)						25.00%
Disount on loan convertible at the option of the lenders upon the last equity financing round yielding gross proceeds in excess of of $2,500, even if not qualified (as a percent)						25.00%
Threshold gross proceeds to be received upon the last equity financing round for conversion of loan at the option of the lenders						2,500
Additional consideration received from lenders for one ordinary share for each $5.84 of principal amount						0
Ordinary shares issued to lender for each $5.84 of principal amount						1
Ordinary shares issued						247,897	256,764
Loans received		1,500	1,448
Loans received attributed to the embedded derivative		215	111
Loans received attributed to the convertible loans		689	839
Loans received attributed to the shares		596	498
BCF recognized		689	668
Net value of debt		215	282
2012 Convertible Loans [Member] | Level 3 [Member]
Loans [Line Items]
Fair value of the issued shares		1,752	1,214
Fair value of the convertible loans		2,662	2,319
2011 and 2012 Convertible Loans [Member]
Loans [Line Items]
Preferred A shares issued upon conversion of all principal and accrued interest outstanding								1,010,350
Warrants issued upon conversion of all principal and accrued interest outstanding								505,175
Number of warrants which lenders were entitled to receive								1,010,350
Number of warrants waived which lenders were entitled to receive								505,175
Value of warrants waived recorded as a capital contribution								686
Difference between carrying amount and fixed monetary amount used for conversion								3,520
Finance agreements with bank [Member]
Loans [Line Items]
Term of debt	36 months
Interest rate variable basis	Prime
Interest rate spread on variable basis (as a percent)	(0.50%)
Amount received as part of the agreement	$ 102